Revision to Previously Issued Interim Financial Statements	12 Months Ended
Dec. 31, 2024
Revision to Previously Issued Interim Financial Statements [Abstract]
Revision to Previously Issued Interim Financial Statement

28. REVISION TO PREVIOUSLY ISSUED INTERIM FINANCIAL STATEMENTS (UNAUDITED)

The tables below reflect the unaudited interim periods within the year ended December 31, 2024 and include revisions to previously filed unaudited interim condensed consolidated financial statements to correct immaterial errors as discussed in Note 2. These revisions will be reflected in the Group’s quarterly reports to be filed on Form 6-K during the year ending December 31, 2025.

The following table sets forth revisions to the unaudited interim condensed consolidated statements of operations for the three months ended March 31, June 30, and September 30, 2024:

	Three Months Ended March 31, 2024			Three Months Ended June 30, 2024			Three Months Ended September 30, 2024
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
(in USD and thousands, except per share data)
Other operating expenses
Depreciation, amortization and impairment	$(64,911)	$(632)	$(65,543)	$(61,141)	$(632)	$(61,773)	$(61,052)	$(632)	$(61,684)
Total other operating expenses	$(284,729)	$(632)	$(285,361)	$(281,734)	$(632)	$(282,366)	$(280,030)	$(632)	$(280,662)
Operating income	$(70,499)	$(632)	$(71,131)	$426,926	$(632)	$426,294	$489,588	$(632)	$488,956

Non-operating income (expense)
Interest expense	$(117,489)	$3,858	$(113,631)	$(100,623)	$4,599	$(96,024)	$(90,002)	$5,568	$(84,434)
Income (loss) before income taxes	$(492,322)	$3,226	$(489,096)	$163,287	$3,967	$167,254	$379,672	$4,936	$384,608
Net (loss) income	$(493,928)	$3,226	$(490,702)	$155,801	$3,967	$159,768	$374,800	$4,936	$379,736

Net (loss) income attributable to Viking Holdings Ltd	$(494,224)	$3,226	$(490,998)	$155,652	$3,967	$159,619	$375,094	$4,936	$380,030

Net (loss) income per share attributable to ordinary and special shares
Basic	$(1.21)	$0.01	$(1.20)	$0.37	$0.01	$0.38	$0.87	$0.01	$0.88
Diluted	$(1.21)	$0.01	$(1.20)	$0.37	$0.01	$0.38	$0.86	$0.01	$0.87

The following table sets forth revisions to the unaudited interim condensed consolidated statements of other comprehensive income (loss) for the three months ended March 31, June 30, and September 30, 2024:

	Three Months Ended March 31, 2024			Three Months Ended June 30, 2024			Three Months Ended September 30, 2024
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
(in USD and thousands)
Net (loss) income	$(493,928)	$3,226	$(490,702)	$155,801	$3,967	$159,768	$374,800	$4,936	$379,736
Total comprehensive (loss) income	$(504,531)	$3,226	$(501,305)	$151,237	$3,967	$155,204	$393,752	$4,936	$398,688

Total comprehensive (loss) income attributable to Viking Holdings Ltd	$(504,819)	$3,226	$(501,593)	$151,091	$3,967	$155,058	$394,034	$4,936	$398,970

The following table sets forth revisions to the unaudited interim condensed consolidated statements of cash flows for the three months ended March 31, six months ended June 30, and nine months ended September 30, 2024:

	Three Months Ended March 31, 2024			Six Months Ended June 30, 2024			Nine Months Ended September 30, 2024
	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised	As Reported	Adjustment	As Revised
(in USD and thousands)
Cash flows from operating activities
Net (loss) income	$(493,928)	$3,226	$(490,702)	$(338,127)	$7,193	$(330,934)	$36,673	$12,129	$48,802
Depreciation, amortization and impairment	$64,911	$632	$65,543	$126,052	$1,263	$127,315	$187,104	$1,895	$188,999
Interest expense	$108,414	$(3,858)	$104,556	$201,297	$(8,456)	$192,841	$285,401	$(14,024)	$271,377
Net cash flow from operating activities	$463,031	$—	$463,031	$882,819	$—	$882,819	$1,711,489	$—	$1,711,489